Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service costs	₱ 1,614	₱ 1,313	₱ 1,043
Interest costs on benefit obligation	317	734	(22)
Unfunded status – net	(7,615)	(13,197)	(8,914)
Accrued benefit costs	7,760	13,342	8,985
Prepaid benefit costs (Note 19)	145	145	71
Curtailment/settlement gains and other adjustments		(99)	(181)
Net periodic benefit costs (Note 5)	1,931	1,948	840
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	28,197	22,638	20,683
Service costs	1,614	1,313	1,043
Interest costs on benefit obligation	922	1,056	1,338
Actuarial losses on obligations – experience	538	265	570
Actual benefits paid/settlements	(3,471)	(369)	(4,558)
Actuarial losses on obligations – economic assumptions	(5,502)	3,507	3,829
Actuarial losses on obligations – demographic assumptions			4
Curtailments and others		(213)	(271)
Present value of defined benefit obligations at end of the year	22,298	28,197	22,638
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(3,471)	(369)	(4,558)
Fair value of plan assets at beginning of the year	15,000	13,724	13,539
Actual contributions	3,614	3,227	7,598
Interest income on plan assets	605	322	1,360
Return on plan assets (excluding amount included in net interest)	(1,065)	(1,904)	(4,215)
Fair value of plan assets at end of the year	₱ 14,683	₱ 15,000	₱ 13,724